Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - Fair Value [Member] - Marketable Securities [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial Assets:
Marketable securities	$ 48	$ 102
Level 1 [Member]
Financial Assets:
Marketable securities	48	102
Level 2 [Member]
Financial Assets:
Marketable securities
Level 3 [Member]
Financial Assets:
Marketable securities